Annual Total Returns (Bar Chart) - Utilities Trust (Utilities Trust, Series I, Utilities Trust)	12 Months Ended
May 01, 2011
Utilities Trust | Series I, Utilities Trust
Bar Chart Table:
2002	(23.46%)
2003	34.53%
2004	29.42%
2005	16.82%
2006	31.00%
2007	27.40%
2008	(38.64%)
2009	33.64%
2010	14.03%